SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accumulated deficit	$ 82,981,905	$ 65,739,723